Cost of revenues	12 Months Ended
Dec. 31, 2018
Cost of Revenue [Abstract]
Cost of revenues
15.	Cost of revenues

	Years ended December 31,
Cost of revenues from continuing operations (In thousands)	2016	2017	2018
Bandwidth costs	55,135	68,441	48,118
Cost of inventories sold	4,357	21,485	31,634
Cost of live streaming	2,505	12,724	23,928
Depreciation of servers and other equipment	5,848	7,647	5,018
Payment handling charges	6,919	4,855	3,016
Other costs (note)	5,164	2,724	3,953
Total	79,928	117,876	115,667

Note: Other costs in 2018 mainly include acceleration costs and redemption costs of LinkToken.